MERRILL LYNCH
                                                            FLORIDA MUNICIPAL
                                                            BOND FUND

                               [GRAPHIC OMITTED]

                                                   STRATEGIC
                                                            Performance


                                                            Semi-Annual Report
                                                            January 31, 1999

Merrill Lynch Florida Municipal Bond Fund                       January 31, 1999

TO OUR SHAREHOLDERS

The Municipal Market Environment

During the six months ended January 31, 1999, long-term bond yields moved significantly lower. US domestic economic growth remained moderate, with losses in the manufacturing sector offset by strong growth in service-oriented industries. Industrial commodity prices recently fell to their lowest level in over a decade. This suggests that the current positive inflationary environment is unlikely to be challenged in the near term. Additionally, the Federal Reserve Board lowered short-term interest rates in September, October and November, in part to ensure that US domestic economic growth would not be negatively impacted by ongoing weak economic growth overseas. However, various external factors, as well as increased volatility, contributed to the decline in bond yields as they have for much of the past year. Episodes of foreign economic instability generated a significant "flight to quality" rally in US Treasury securities, as well as fostering lower tax-exempt bond yields as a result. Periods of strong foreign equity market appreciation, particularly in Asia, have at times resulted in higher US bond yields as foreign investors have sold US fixed-income instruments to reinvest the proceeds in their own domestic equity markets. Additionally, the continued distraction of President Clinton's impeachment trial added to recent interest rate volatility. However, on balance, the favorable fundamental economic scenario supported lower bond yields. During the six-month period ended January 31, 1999, the yield on the US Treasury 30-year bond fell over 60 basis points (0.60%) to 5.09%, and long-term municipal revenue bond yields declined almost 20 basis points to 5.17%, as measured by the Bond Buyer Revenue Bond Index.

Throughout most of 1998, the municipal bond market's performance was impeded by a significant increase in new-issue supply. However, in recent months, the technical position of the tax-exempt market improved. Over the last 12 months, almost $285 billion in new long-term tax-exempt bonds was underwritten, an increase of almost 30% compared to the same period a year ago. As municipal bond yields declined in recent years, it has taken increasingly lower bond yields to generate the cost savings necessary to refinance remaining higher-couponed debt. Consequently, the rate of increases in municipal bond issuance slowed in recent quarters. During the last six months, more than $125 billion in new tax-exempt bonds was issued, an increase of approximately 5% compared to the same period a year ago. During the January 31, 1999 quarter, $63 billion in new long-term municipal bonds was underwritten, representing an increase of 5% compared to the January 31, 1998 quarter.

The pace of tax-exempt issuance continued to slow in 1999. January's monthly issuance was less than $15 billion, representing a decline of almost 25% compared to January 1998's volume. Additionally, investors received more than $22 billion in coupon payments, maturities and proceeds from early redemptions in January. Investors can also expect to receive an additional $15 billion-$18 billion in February for reinvestment. Consequently, investor demand has been strong in recent months, easily matching, if not at times exceeding, available supply. We will monitor this trend closely in the coming months to determine if the supply pressures exerted in 1998 are abating and fostering a more balanced supply/demand environment for 1999. Such an environment should allow the tax-exempt market's performance to more closely mirror that of its taxable counterpart.

Foreign investors have rarely been active investors in the tax-exempt bond market since they are unable to benefit from the inherent tax advantage of municipal securities. Consequently, the municipal bond market has not been able to benefit from the strong flight to quality demand enjoyed by US Treasury securities since late 1997. This inability has in large part resulted in significantly smaller declines in municipal bond yields compared to US Treasury securities. However, this has resulted in the opportunity to purchase tax-exempt securities with yields very close to or, in some instances, exceeding those of comparable US Treasury bonds. By January 31, 1999, long-term tax-exempt bond yields were at 102% of US Treasury securities of comparable maturities, nearly matching the least expensive level of the past year. Municipal bond yield ratios have averaged approximately 95% for the last six months and 92% for all of 1998. During 1997, tax-exempt bond yield ratios averaged 84%. It is likely that the combination of the increase in new-issue volume and the "safe-haven" status of US Treasury securities drove municipal bond yield ratios to their

Merrill Lynch Florida Municipal Bond Fund                       January 31, 1999

present attractive levels. Should new volume decline and/or foreign financial markets regain stability in 1999, tax-exempt bond yield ratios could quickly return to their more historic levels (85%-88%).

Looking ahead, the expected combination of moderate economic growth in the United States and continued negligible inflation suggests a relatively stable interest rate environment into early 1999. However, it is likely that foreign financial markets will again be a critical factor in determining US bond yields. Economic problems in Russia and Brazil remain unresolved, suggesting that additional shocks to the world's financial system are possible. On the other hand, the continued robustness of the US economy has led to some back up in interest rates. However, at present these factors indicate that there is little immediate risk of sustained significant increases in long-term bond yields.

Portfolio Strategy

During the six months ended January 31, 1999, we maintained a constructive investment strategy for Merrill Lynch Florida Municipal Bond Fund. We believed that a continuation of current equity market volatility would have a negative impact on economic growth, thereby constricting global inflation and forcing interest rates lower. This proved to be the case as turmoil increased in various parts of the world, including Russia and Brazil. While the US economy had performed much better than anticipated, inflation was quite benign. Our constructive strategy helped the Fund realize attractive total returns by enabling it to participate in the bond market rally.

Looking ahead, we expect to remain fully invested in order to seek to maintain a high level of tax-exempt income. We expect new-issue supply in Florida to remain moderate and demand for municipal bonds to remain quite strong.

In Conclusion

We appreciate your ongoing interest in Merrill Lynch Florida Municipal Bond Fund, and we look forward to serving your investment needs in the months and years to come.


Sincerely,

/s/ Terry K. Glenn

Terry K. Glenn
Executive Vice President


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ Robert A. DiMella

Robert A. DiMella
Vice President and Co-Portfolio Manager


/s/ Robert D. Sneeden

Robert D. Sneeden
Vice President and Co-Portfolio Manager


March 9, 1999

Merrill Lynch Florida Municipal Bond Fund                       January 31, 1999

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing to 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                                                                    Standardized
                                                      12 Month        3 Month     Since Inception   30-Day Yield
                                                    Total Return    Total Return    Total Return    As of 1/31/99
=================================================================================================================
ML Florida Municipal Bond Fund Class A Shares           +6.10%          +1.66%         +69.32%           4.01%
-----------------------------------------------------------------------------------------------------------------
ML Florida Municipal Bond Fund Class B Shares           +5.57           +1.53          +62.89            3.68
-----------------------------------------------------------------------------------------------------------------
ML Florida Municipal Bond Fund Class C Shares           +5.47           +1.51          +35.79            3.58
-----------------------------------------------------------------------------------------------------------------
ML Florida Municipal Bond Fund Class D Shares           +6.00           +1.64          +38.77            3.92
=================================================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's since inception periods are Class A & Class B Shares, from 5/31/91 to 1/31/99 and Class C & Class D Shares, from 10/21/94 to 1/31/99.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 1999

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                             % Return Without     % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 12/31/98                               +5.88%               +1.64%
--------------------------------------------------------------------------------
Five Years Ended 12/31/98                         +5.09                +4.23
--------------------------------------------------------------------------------
Inception (5/31/91)
through 12/31/98                                  +7.03                +6.46
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%
**    Assuming maximum sales charge

                                               % Return              % Return
                                              Without CDSC          With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 12/31/98                               +5.34%               +1.34%
--------------------------------------------------------------------------------
Five Years Ended 12/31/98                         +4.56                +4.56
--------------------------------------------------------------------------------
Inception (5/31/91)
through 12/31/98                                  +6.49                +6.49
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years
**    Assuming payment of applicable contingent deferred sales charge

================================================================================
                                               % Return              % Return
                                              Without CDSC          With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 12/31/98                               +5.24%               +4.24%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/98                                  +7.29                +7.29
--------------------------------------------------------------------------------
*     Maximum contingent deferred sales charge is 1% and is reduced to 0% after
      1 year
**    Assuming payment of applicable contingent deferred sales charge

================================================================================

                                             % Return Without     % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 12/31/98                               +5.77%               +1.54%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/98                                  +7.84                +6.79
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Robert R. Martin, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Terry K. Glenn, Executive Vice President
Vincent R. Giordano, Senior Vice President
Robert A. DiMella, Vice President
Kenneth A. Jacob, Vice President
Robert D. Sneeden, Vice President
Donald C. Burke, Vice President and
  Treasurer
Robert E. Putney, III, Secretary


--------------------------------------------------------------------------------
Gerald M. Richard, Treasurer of Merrill Lynch Florida Municipal Bond Fund has recently retired. His colleagues at Merrill Lynch Asset Management, L.P. join the Fund's Board of Trustees in wishing Mr. Richard well in his retirement.
--------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Merrill Lynch Florida Municipal Bond Fund                       January 31, 1999

SCHEDULE OF INVESTMENTS                                           (in Thousands)

S&P      Moody's   Face                                                                                                      Value
Ratings  Ratings  Amount                                       Issue                                                       (Note 1a)
------------------------------------------------------------------------------------------------------------------------------------
Florida--87.7%
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa       $ 1,095    Altamonte Springs, Florida, Health Facilities Authority, Hospital Revenue Bonds
                               (Adventist Health Systems--Sunbelt), 7% due 10/01/2014 (e)                                   $  1,385
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         1,000    Bay County, Florida, Sales Tax Revenue Refunding Bonds, 4.75% due 9/01/2023 (g)                   969
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         4,140    Brevard County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, 6.70% due 9/01/2027 (f)          4,445
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,375    Brevard County, Florida, Health Facilities Authority, Revenue Refunding Bonds
                               (Wuesthoff Memorial Hospital), Series B, 6.90% due 4/01/2002 (c)(e)                             1,513
------------------------------------------------------------------------------------------------------------------------------------
                               Broward County, Florida, HFA, M/F Housing Revenue Refunding Bonds (Lakeside
                               Apartments Project) (d):
AAA       NR*         1,100      6.90% due 8/01/2015                                                                           1,221
AAA       NR*         1,100      7% due 2/01/2025                                                                              1,229
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         4,000    Celebration Community Development District, Florida (Special Assessment),
                               6% due 5/01/2010 (c)                                                                            4,416
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa          7,650    Charlotte County, Florida, Health Care Facilities Revenue Bonds (Bon Secours Health
                               System), RIB, 8.42% due 8/26/2027 (g)(h)                                                        8,797
------------------------------------------------------------------------------------------------------------------------------------
A+        A1         11,215    Citrus County, Florida, PCR, Refunding (Florida Power Corporation--Crystal River),
                               Series A, 6.625% due 1/01/2027                                                                 12,134
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         3,820    Collier County, Florida, School Board, COP, 5% due 2/15/2016 (g)                                3,891
------------------------------------------------------------------------------------------------------------------------------------
                               Dade County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT (f):
NR*       Aaa           160      Series B, 7.25% due 9/01/2023 (d)                                                               168
NR*       Aaa         2,930      Series C, 7.75% due 9/01/2022 (k)                                                             3,063
------------------------------------------------------------------------------------------------------------------------------------
A1+       VMIG1+        100    Dade County, Florida, IDA, Exempt Facilities, Revenue Refunding Bonds (Florida Power &
                               Light Co.), VRDN, 2.85% due 6/01/2021 (a)                                                         100
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         3,560    Dade County, Florida, Water and Sewer System Revenue Bonds, 5.25% due 10/01/2026 (j)            3,662
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa        12,000    Escambia County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT (Multi-County
                               Program), 7% due 4/01/2028 (d)(f)                                                              13,248
------------------------------------------------------------------------------------------------------------------------------------
                               Escambia County, Florida, PCR (Champion International Corporation Project):
BBB       Baa1       11,620      AMT, 6.90% due 8/01/2022                                                                     12,813
BBB       Baa1        2,500      Refunding, 6.95% due 11/01/2007                                                               2,704
------------------------------------------------------------------------------------------------------------------------------------
A1        VMIG1+      1,100    Escambia County, Florida, PCR, Refunding (Gulf Power Company Project), VRDN,
                               2.80% due 7/01/2022 (a)                                                                         1,100
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch Florida Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT      Alternative Minimum Tax (subject to)
COP      Certificates of Participation
DATES    Daily Adjustable Tax-Exempt Securities
GO       General Obligation Bonds
HFA      Housing Finance Agency
IDA      Industrial Development Authority
M/F      Multi-Family
PCR      Pollution Control Revenue Bonds
RIB      Residual Interest Bonds
RITES    Residual Interest Tax-Exempt Securities
S/F      Single-Family
VRDN     Variable Rate Demand Notes

Merrill Lynch Florida Municipal Bond Fund                       January 31, 1999

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P      Moody's   Face                                                                                                      Value
Ratings  Ratings  Amount                                       Issue                                                       (Note 1a)
------------------------------------------------------------------------------------------------------------------------------------
Florida (continued)
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa       $ 1,285    Florida HFA, Home Ownership Revenue Refunding Bonds, AMT, Series G-1,
                               7.90% due 3/01/2022 (f)                                                                      $  1,359
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        10,420    Florida HFA (Maitland Club Apartments), AMT, Series B-1, 7% due 2/01/2035 (b)                  11,524
------------------------------------------------------------------------------------------------------------------------------------
                               Florida State Board of Education, Capital Outlay Public Education, GO (c):
AAA       Aaa        11,515      Series B, 4.50% due 6/01/2028                                                                10,784
AAA       Aaa         1,000      Series C, 5.60% due 6/01/2020                                                                 1,054
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         3,690    Florida State Board Regents, University System Improvement Revenue Bonds,
                               4.50% due 7/01/2023 (b)                                                                         3,476
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,885    Florida State Mid-Bay Bridge Authority Revenue Bonds, Series A, 5.50%** due 10/01/2026 (b)        691
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         7,395    Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation,
                               Series A, 4.50% due 7/01/2027 (j)                                                               6,932
------------------------------------------------------------------------------------------------------------------------------------
AA        Aa3         2,250    Hillsborough County, Florida, IDA, PCR, Refunding (Tampa
                               Electric Company Project), Series 91, 7.875% due 8/01/2021                                      2,523
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,500    Hillsborough County, Florida, School Board, COP, Revenue Refunding Bonds (Master
                               Lease Program), Series A, 5% due 7/01/2023 (c)                                                  2,506
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,750    Hillsborough County, Florida, Utility Revenue Refunding Bonds, Series B,
                               6.50% due 8/01/2016 (c)                                                                         2,981
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         8,570    Jacksonville, Florida, Capital Improvement Revenue Refunding Bonds (Stadium Project),
                               4.75% due 10/01/2025 (b)                                                                        8,305
------------------------------------------------------------------------------------------------------------------------------------
                               Leesburg, Florida, Hospital Revenue Refunding Bonds (Leesburg Regional Medical
                               Center Project):
A-        A3          6,110      Series A, 6.125% due 7/01/2018                                                                6,550
A-        A3          1,515      Series B, 5.625% due 7/01/2013                                                                1,591
------------------------------------------------------------------------------------------------------------------------------------
A1+       VMIG1+        200    Martin County, Florida, PCR, Refunding (Florida Power & Light Co. Project), VRDN,
                               2.80% due 9/01/2024 (a)                                                                           200
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         4,075    Miami--Dade County, Florida, Public Service Revenue Bonds, 5% due 10/01/2023 (g)                4,086
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         6,875    Miami--Dade County, Florida, School Board, COP, Series B, 4.875% due 8/01/2027 (b)              6,745
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         5,000    Miami--Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series B,
                               5% due 10/01/2037 (c)                                                                           5,008
------------------------------------------------------------------------------------------------------------------------------------
                               Miami--Dade County, Florida, Special Obligation, Revenue Refunding Bonds,
                               Sub-Series A (c):
AAA       Aaa        10,000      5.46%** due 10/01/2018                                                                        3,667
AAA       Aaa        24,385      5.59%** due 10/01/2023                                                                        6,690
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,000    Ocoee, Florida, Capital Improvement, Revenue Refunding Bonds, 4.75% due 10/01/2028 (g)            962
------------------------------------------------------------------------------------------------------------------------------------

S&P      Moody's   Face                                                                                                      Value
Ratings  Ratings  Amount                                       Issue                                                       (Note 1a)
------------------------------------------------------------------------------------------------------------------------------------
Florida (continued)
------------------------------------------------------------------------------------------------------------------------------------
                               Orlando and Orange County Expressway Authority, Florida, Expressway Revenue Refunding
                               Bonds (Junior Lien) (j):
AAA       Aaa       $10,000      5% due 7/01/2021                                                                           $ 10,026
AAA       Aaa         5,000      5% due 7/01/2028                                                                              5,013
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,080    Pasco County, Florida, Health Facilities Authority, Revenue Refunding Bonds
                               (Gross Adventist Health System--Sunbelt), 7% due 10/01/2014 (e)                                 2,640
------------------------------------------------------------------------------------------------------------------------------------
A1+       VMIG1+      4,900    Pinellas County, Florida, Health Facilities Authority, Revenue Refunding Bonds,
                               Pooled Hospital Loan Program, DATES, 3.25% due 12/01/2015 (a)                                   4,900
------------------------------------------------------------------------------------------------------------------------------------
A1+       VMIG1+      4,000    Saint Lucie County, Florida, PCR, Refunding (Florida Power & Light Co. Project), VRDN,
                               3.20% due 3/01/2027 (a)                                                                         4,000
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         3,250    Saint Petersburg, Florida, Health Facilities Authority Revenue Bonds (Allegheny
                               Health System), Series A, 7% due 12/01/2001 (c)(i)                                              3,629
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,000    Sarasota County, Florida, Public Hospital Board, Revenue Refunding Bonds (Sarasota
                               Memorial Hospital), Series B, 5.25% due 7/01/2024 (c)                                           2,110
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         5,600    South Broward, Florida, Hospital District Revenue Bonds, 6.611% due 5/01/2001 (b)(i)            6,082
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        10,000    Tampa Bay, Florida, Water Utility System, Revenue Refunding Bonds, Series A,
                               4.75% due 10/01/2027 (j)                                                                        9,680
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,475    Tampa, Florida, Allegheny Health System, Revenue Bonds (Saint Joseph),
                               6.75% due 12/01/2001 (c)(i)                                                                     1,637
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         3,640    Village Center Community Development District, Florida, Recreational Revenue
                               Refunding Bonds, Series A, 4.75% due 11/01/2022 (c)                                             3,534
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico--8.0%
------------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Commonwealth Highway and Transportation Authority, Highway
                               Revenue Refunding Bonds, RITES, Series X (h):
A1+       Baa1        7,600      6.658% due 7/01/2004                                                                          8,588
A1+       Baa1       10,000      6.758% due 7/01/2005                                                                         11,287
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$222,181)--95.7%                                                                                    237,618
Other Assets Less Liabilities--4.3%                                                                                           10,734
                                                                                                                            --------
Net Assets--100.0%                                                                                                          $248,352
                                                                                                                            ========
------------------------------------------------------------------------------------------------------------------------------------

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 1999.
(b)   AMBAC Insured.
(c)   MBIA Insured.
(d)   FNMA Collateralized.
(e)   Escrowed to maturity.
(f)   GNMA Collateralized.
(g)   FSA Insured.
(h) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 1999.
(i)   Prerefunded.
(j)   FGIC Insured.
(k)   FHA Insured.
*     Not Rated.
** Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase by the Fund.
+     Highest short-term rating by Moody's Investors Service, Inc.

See Notes to Financial Statements.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 1999

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of January 31, 1999

Assets:            Investments, at value (identified cost--$222,180,886) (Note 1a) .............                   $237,618,154
                   Cash ........................................................................                         28,254
                   Receivables:
                     Securities sold ...........................................................   $ 11,781,841
                     Interest ..................................................................      3,261,316
                     Beneficial interest sold ..................................................        544,075      15,587,232
                                                                                                   ------------
                   Prepaid registration fees and other assets (Note 1e) ........................                          5,507
                                                                                                                   ------------
                   Total assets ................................................................                    253,239,147
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
Liabilities:       Payables:
                     Securities purchased ......................................................      3,979,146
                     Beneficial interest redeemed ..............................................        486,851
                     Dividends to shareholders (Note 1f) .......................................        175,834
                     Investment adviser (Note 2) ...............................................        104,084
                     Distributor (Note 2) ......................................................         66,630       4,812,545
                                                                                                   ------------
                   Accrued expenses and other liabilities ......................................                         74,494
                                                                                                                   ------------
                   Total liabilities ...........................................................                      4,887,039
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
Net Assets:        Net assets ..................................................................                   $248,352,108
                                                                                                                   ============
-------------------------------------------------------------------------------------------------------------------------------
Net Assets         Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:        shares authorized ...........................................................                     $  412,789
                   Class B Shares of beneficial interest, $.10 par value, unlimited number of
                   shares authorized ...........................................................                      1,443,058
                   Class C Shares of beneficial interest, $.10 par value, unlimited number of
                   shares authorized ...........................................................                        110,443
                   Class D Shares of beneficial interest, $.10 par value, unlimited number of
                   shares authorized ...........................................................                        379,260
                   Paid-in capital in excess of par ............................................                    243,131,137
                   Accumulated realized capital losses on investments--net (Note 5) ............                    (11,779,033)
                   Accumulated distributions in excess of realized capital gains on
                   investments--net (Note 1f) ..................................................                       (782,814)
                   Unrealized appreciation on investments--net .................................                     15,437,268
                                                                                                                   ------------
                   Net assets ..................................................................                   $248,352,108
                                                                                                                   ============
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:   Class A--Based on net assets of $43,723,033 and 4,127,891 shares
                   of beneficial interest outstanding ..........................................                   $      10.59
                                                                                                                   ============
                   Class B--Based on net assets of $152,848,305 and 14,430,578 shares
                   of beneficial interest outstanding ..........................................                   $      10.59
                                                                                                                   ============
                   Class C--Based on net assets of $11,678,077 and 1,104,433 shares
                   of beneficial interest outstanding ..........................................                   $      10.57
                                                                                                                   ============
                   Class D--Based on net assets of $40,102,693 and 3,792,601 shares
                   of beneficial interest outstanding ..........................................                   $      10.57
                                                                                                                   ============
-------------------------------------------------------------------------------------------------------------------------------

                   See Notes to Financial Statements.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 1999

Statement of Operations

                                                                                                           For the Six Months Ended
                                                                                                                   January 31, 1999
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income        Interest and amortization of premium and discount earned ..............                       $  6,385,922
(Note 1d):
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:                Investment advisory fees (Note 2) .....................................   $    636,302
                         Account maintenance and distribution fees--Class B (Note 2) ...........        371,511
                         Accounting services (Note 2) ..........................................         71,271
                         Printing and shareholder reports ......................................         43,818
                         Professional fees .....................................................         43,187
                         Account maintenance and distribution fees--Class C (Note 2) ...........         29,614
                         Transfer agent fees--Class B (Note 2) .................................         24,539
                         Account maintenance fees--Class D (Note 2) ............................         14,637
                         Custodian fees ........................................................          6,461
                         Trustees' fees and expenses ...........................................          5,719
                         Transfer agent fees--Class A (Note 2) .................................          5,667
                         Transfer agent fees--Class D (Note 2) .................................          3,896
                         Pricing fees ..........................................................          3,426
                         Transfer agent fees--Class C (Note 2) .................................          1,607
                         Registration fees (Note 1e) ...........................................            934
                         Other .................................................................          1,862
                                                                                                   ------------
                         Total expenses ........................................................                          1,264,451
                                                                                                                       ------------
                         Investment income--net ................................................                          5,121,471
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Realized &               Realized gain on investments--net .....................................                          2,211,591
Unrealized Gain on       Change in unrealized appreciation on investments--net .................                          1,769,250
Investments--Net                                                                                                       ------------
(Notes 1b, 1d & 3):      Net Increase in Net Assets Resulting from Operations ..................                       $  9,102,312
                                                                                                                       ============
-----------------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                                                                     For the Six           For the
                                                                                                    Months Ended         Year Ended
                                                                                                     January 31,          July 31,
Increase (Decrease) in Net Assets:                                                                      1999                1998
-----------------------------------------------------------------------------------------------------------------------------------
Operations:              Investment income--net ................................................   $  5,121,471        $ 10,551,320
                         Realized gain on investments--net .....................................      2,211,591           3,911,295
                         Change in unrealized appreciation on investments--net .................      1,769,250          (3,082,526)
                                                                                                   ------------        ------------
                         Net increase in net assets resulting from operations ..................      9,102,312          11,380,089
                                                                                                   ------------        ------------
-----------------------------------------------------------------------------------------------------------------------------------
Dividends to             Investment income--net:
Shareholders               Class A .............................................................     (1,046,974)         (2,285,733)
(Note 1f):                 Class B .............................................................     (3,182,198)         (6,855,902)
                           Class C .............................................................       (206,587)           (325,426)
                           Class D .............................................................       (685,712)         (1,084,259)
                                                                                                   ------------        ------------
                         Net decrease in net assets resulting from dividends to shareholders ...     (5,121,471)        (10,551,320)
                                                                                                   ------------        ------------
-----------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest      Net increase (decrease) in net assets derived from beneficial
Transactions             interest transactions .................................................     23,534,233         (13,639,151)
(Note 4):                                                                                          ------------        ------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:              Total increase (decrease) in net assets ...............................     27,515,074         (12,810,382)
                         Beginning of period ...................................................    220,837,034         233,647,416
                                                                                                   ------------        ------------
                         End of period .........................................................   $248,352,108        $220,837,034
                                                                                                   ============        ============
-----------------------------------------------------------------------------------------------------------------------------------

                        See Notes to Financial Statements.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 1999

Financial Highlights

                                                                                                     Class A
                                                                      ------------------------------------------------------------
                                                                       For the
The following per share data and ratios have been derived             Six Months
from information provided in the financial statements.                  Ended              For the Year Ended July 31,
                                                                       Jan. 31,      ---------------------------------------------
Increase (Decrease) in Net Asset Value:                                 1999          1998         1997         1996         1995
----------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period .......  $ 10.41       $ 10.37      $  9.94      $  9.86      $  9.88
Operating                                                             -------       -------      -------      -------      -------
Performance:            Investment income--net .....................      .25           .53          .53          .53          .53
                        Realized and unrealized gain (loss) on
                        investments--net ...........................      .18           .04          .43          .08         (.02)
                                                                      -------       -------      -------      -------      -------
                        Total from investment operations ...........      .43           .57          .96          .61          .51
                                                                      -------       -------      -------      -------      -------
                        Less dividends from investment income--net .     (.25)         (.53)        (.53)        (.53)        (.53)
                                                                      -------       -------      -------      -------      -------
                        Net asset value, end of period .............  $ 10.59       $ 10.41      $ 10.37      $  9.94      $  9.86
                                                                      =======       =======      =======      =======      =======
----------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share .........     4.19%+        5.61%        9.99%        6.30%        5.47%
Return:**                                                             =======       =======      =======      =======      =======
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average       Expenses ...................................      .73%*         .69%         .69%         .68%         .70%
Net Assets:                                                           =======       =======      =======      =======      =======
                        Investment income--net .....................     4.80%*        5.06%        5.31%        5.30%        5.54%
                                                                      =======       =======      =======      =======      =======
----------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands) ...  $43,723       $44,173      $47,598      $46,765      $51,805
Data:                                                                 =======       =======      =======      =======      =======
                        Portfolio turnover .........................    48.98%       101.75%       84.69%      162.83%      178.62%
                                                                      =======       =======      =======      =======      =======
----------------------------------------------------------------------------------------------------------------------------------

                        *     Annualized.
                        **    Total investment returns exclude the effects of
                              sales loads.
                        +     Aggregate total investment return.

                        See Notes to Financial Statements.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 1999

Financial Highlights (continued)

                                                                                                     Class B
                                                                      ------------------------------------------------------------
                                                                       For the
The following per share data and ratios have been derived             Six Months
from information provided in the financial statements.                  Ended              For the Year Ended July 31,
                                                                       Jan. 31,      ---------------------------------------------
Increase (Decrease) in Net Asset Value:                                 1999          1998         1997         1996         1995
----------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period ......   $ 10.41       $ 10.37      $  9.94      $  9.86      $  9.88
Operating                                                             -------       -------      -------      -------      -------
Performance:            Investment income--net ....................       .23           .47          .48          .48          .49
                        Realized and unrealized gain (loss) on
                        investments--net ..........................       .18           .04          .43          .08         (.02)
                                                                      -------       -------      -------      -------      -------
                        Total from investment operations ..........       .41           .51          .91          .56          .47
                                                                      -------       -------      -------      -------      -------
                        Less dividends from investment income--net       (.23)         (.47)        (.48)        (.48)        (.49)
                                                                      -------       -------      -------      -------      -------
                        Net asset value, end of period ............   $ 10.59       $ 10.41      $ 10.37      $  9.94      $  9.86
                                                                      =======       =======      =======      =======      =======
----------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share ........      3.92%+        5.07%        9.43%        5.76%        4.93%
Return:**                                                            ========      ========     ========     ========     ========
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average       Expenses ..................................      1.24%*        1.20%        1.20%        1.18%        1.21%
Net Assets:                                                          ========      ========     ========     ========     ========
                        Investment income--net ....................      4.28%*        4.55%        4.80%        4.79%        5.03%
                                                                     ========      ========     ========     ========     ========
----------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands) ..  $152,848      $143,496     $160,562     $195,097     $205,362
Data:                                                                ========      ========     ========     ========     ========
                        Portfolio turnover ........................     48.98%       101.75%       84.69%      162.83%      178.62%
                                                                     ========      ========     ========     ========     ========
----------------------------------------------------------------------------------------------------------------------------------

                        *     Annualized.
                        **    Total investment returns exclude the effects of
                              sales loads.
                        +     Aggregate total investment return.

                        See Notes to Financial Statements.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 1999

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                                     Class C
                                                                      -----------------------------------------------------------
                                                                       For the                                        For the Period
The following per share data and ratios have been derived             Six Months                                          Oct. 21,
from information provided in the financial statements.                  Ended           For the Year Ended July 31,       1994+ to
                                                                       Jan. 31,      --------------------------------     July 31,
Increase (Decrease) in Net Asset Value:                                 1999          1998         1997         1996       1995
---------------------------------------------------------------------------------------------------------------------------------
Per Share             Net asset value, beginning of period .......    $ 10.39       $ 10.35      $  9.92      $  9.85     $  9.48
Operating                                                             -------       -------      -------      -------     -------
Performance:          Investment income--net .....................        .22           .46          .47          .47         .37
                      Realized and unrealized gain on
                      investments--net ...........................        .18           .04          .43          .07         .37
                                                                      -------       -------      -------      -------     -------
                      Total from investment operations ...........        .40           .50          .90          .54         .74
                                                                      -------       -------      -------      -------     -------
                      Less dividends from investment
                      income--net ................................       (.22)         (.46)        (.47)        (.47)       (.37)
                                                                      -------       -------      -------      -------     -------
                      Net asset value, end of period .............    $ 10.57       $ 10.39      $ 10.35      $  9.92     $  9.85
                                                                      =======       =======      =======      =======     =======
---------------------------------------------------------------------------------------------------------------------------------
Total Investment      Based on net asset value per share .........       3.88%++       4.97%        9.33%        5.54%       7.92%++
Return:**                                                             =======       =======      =======      =======     =======
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average     Expenses ...................................       1.34%*        1.30%        1.30%        1.28%       1.33%*
Net Assets:                                                           =======       =======      =======      =======     =======
                      Investment income--net .....................       4.19%*        4.44%        4.70%        4.70%       4.84%*
                                                                      =======       =======      =======      =======     =======
---------------------------------------------------------------------------------------------------------------------------------
Supplemental          Net assets, end of period (in thousands) ...    $11,678       $ 8,900      $ 5,976      $ 5,738     $ 1,954
Data:                                                                 =======       =======      =======      =======     =======
                      Portfolio turnover .........................      48.98%       101.75%       84.69%      162.83%     178.62%
                                                                      =======       =======      =======      =======     =======
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Class D
                                                                      -----------------------------------------------------------
                                                                       For the                                        For the Period
The following per share data and ratios have been derived             Six Months                                          Oct. 21,
from information provided in the financial statements.                  Ended          For the Year Ended July 31,        1994+ to
                                                                       Jan. 31,      --------------------------------     July 31,
Increase (Decrease) in Net Asset Value:                                 1999          1998         1997         1996       1995
---------------------------------------------------------------------------------------------------------------------------------
Per Share             Net asset value, beginning of period .......    $ 10.39       $ 10.35      $  9.92      $  9.85     $  9.48
Operating                                                             -------       -------      -------      -------     -------
Performance:          Investment income--net .....................        .25           .52          .52          .52         .40
                      Realized and unrealized gain on
                      investments--net ...........................        .18           .04          .43          .07         .37
                                                                      -------       -------      -------      -------     -------
                      Total from investment operations ...........        .43           .56          .95          .59         .77
                                                                      -------       -------      -------      -------     -------
                      Less dividends from investment
                      income--net ................................       (.25)         (.52)        (.52)        (.52)       (.40)
                                                                      -------       -------      -------      -------     -------
                      Net asset value, end of period .............    $ 10.57       $ 10.39      $ 10.35      $  9.92     $  9.85
                                                                      =======       =======      =======      =======     =======
---------------------------------------------------------------------------------------------------------------------------------
Total Investment      Based on net asset value per share .........       4.14%++       5.51%        9.89%        6.09%       8.34%++
Return:**                                                             =======       =======      =======      =======     =======
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average     Expenses ...................................        .83%*         .79%         .79%         .78%        .81%*
Net Assets:                                                           =======       =======      =======      =======     =======
                      Investment income--net .....................       4.68%*        4.95%        5.21%        5.20%       5.39%*
                                                                      =======       =======      =======      =======     =======
---------------------------------------------------------------------------------------------------------------------------------
Supplemental          Net assets, end of period (in thousands) ...    $40,103       $24,268      $19,511      $15,231     $ 9,179
Data:                                                                 =======       =======      =======      =======     =======
                      Portfolio turnover .........................      48.98%       101.75%       84.69%      162.83%     178.62%
                                                                      =======       =======      =======      =======     =======
---------------------------------------------------------------------------------------------------------------------------------

                      *     Annualized.
                      **    Total investment returns exclude the effects of
                            sales loads.
                      +     Commencement of operations.
                      ++    Aggregate total investment return.

                      See Notes to Financial Statements.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 1999

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Florida Municipal Bond Fund (the "Fund") is part of Merrill Lynch Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricingsm System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.55% of the Fund's average daily net assets not exceeding $500 million; 0.525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.50% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                  Account           Distribution
                                              Maintenance Fee           Fee
--------------------------------------------------------------------------------
Class B ...................................        0.25%               0.25%
Class C ...................................        0.25%               0.35%
Class D ...................................        0.10%                 --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 1999, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                             MLFD       MLPF&S
--------------------------------------------------------------------------------
Class A ............................................         $283       $ 3,446
Class D ............................................         $240       $65,131
--------------------------------------------------------------------------------

For the six months ended January 31, 1999, MLPF&S received contingent deferred sales charges of $53,608 and $302 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, PFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 1999 were $119,383,095 and $111,272,047, respectively.

Net realized gains for the six months ended January 31, 1999 and net unrealized gains as of January 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                                    Realized         Unrealized
                                                      Gains             Gains
--------------------------------------------------------------------------------
Long-term investments ......................        $2,211,591       $15,437,268
                                                    ----------       -----------
Total ......................................        $2,211,591       $15,437,268
                                                    ==========       ===========
--------------------------------------------------------------------------------

As of January 31, 1999, net unrealized appreciation for Federal income tax purposes aggregated $15,437,268, all of which related to appreciated securities. The aggregate cost of investments at January 31, 1999 for Federal income tax purposes was $222,180,886.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 1999

4. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions was $23,534,233 and $(13,639,151) for the six months ended January 31, 1999 and for the year ended July 31, 1998, respectively.

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended January 31, 1999                               Shares            Amount
-------------------------------------------------------------------------------
Shares sold .....................                    340,411       $  3,590,890
Shares issued to shareholders
in reinvestment of dividends ....                     47,438            499,175
                                                  ----------       ------------
Total issued ....................                    387,849          4,090,065
Shares redeemed .................                   (503,898)        (5,300,486)
                                                  ----------       ------------
Net decrease ....................                   (116,049)      $ (1,210,421)
                                                  ==========       ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended July 31, 1998                                  Shares           Amount
-------------------------------------------------------------------------------
Shares sold ....................                    648,986       $  6,738,638
Shares issued to shareholders
in reinvestment of dividends ...                    102,167          1,060,119
                                                 ----------       ------------
Total issued ...................                    751,153          7,798,757
Shares redeemed ................                 (1,098,382)       (11,394,663)
                                                 ----------       ------------
Net decrease ...................                   (347,229)      $ (3,595,906)
                                                 ==========       ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                    Dollar
Ended January 31, 1999                              Shares           Amount
-------------------------------------------------------------------------------
Shares sold ....................                  1,825,919       $ 19,238,422
Shares issued to shareholders
in reinvestment of dividends ...                    112,595          1,184,827
                                                 ----------       ------------
Total issued ...................                  1,938,514         20,423,249
Automatic conversion
of shares ......................                     (7,137)           (74,623)
Shares redeemed ................                 (1,287,676)       (13,545,291)
                                                 ----------       ------------
Net increase ...................                    643,701       $  6,803,335
                                                 ==========       ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Year                                          Dollar
Ended July 31, 1998                                 Shares           Amount
-------------------------------------------------------------------------------
Shares sold ....................                  1,857,210       $ 19,281,640
Shares issued to shareholders
in reinvestment of dividends ...                    241,773          2,508,474
                                                 ----------       ------------
Total issued ...................                  2,098,983         21,790,114
Automatic conversion
of shares ......................                    (44,185)          (459,536)
Shares redeemed ................                 (3,756,113)       (38,946,230)
                                                 ----------       ------------
Net decrease ...................                 (1,701,315)      $(17,615,652)
                                                 ==========       ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended January 31, 1999                                Shares           Amount
-------------------------------------------------------------------------------
Shares sold .....................                    301,333       $  3,171,915
Shares issued to shareholders
in reinvestment of dividends ....                     10,230            107,457
                                                  ----------       ------------
Total issued ....................                    311,563          3,279,372
Shares redeemed .................                    (63,665)          (669,196)
                                                  ----------       ------------
Net increase ....................                    247,898       $  2,610,176
                                                  ==========       ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended July 31, 1998                                  Shares            Amount
-------------------------------------------------------------------------------
Shares sold .....................                    367,401       $  3,807,777
Shares issued to shareholders
in reinvestment of dividends ....                     17,062            176,743
                                                  ----------       ------------
Total issued ....................                    384,463          3,984,520
Shares redeemed .................                   (105,334)        (1,094,008)
                                                  ----------       ------------
Net increase ....................                    279,129       $  2,890,512
                                                  ==========       ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended January 31, 1999                              Shares            Amount
-------------------------------------------------------------------------------
Shares sold ....................                  2,114,278       $ 22,211,213
Automatic conversion
of shares ......................                      7,146             74,623
Shares issued to shareholders
in reinvestment of dividends ...                     26,372            277,033
                                                 ----------       ------------
Total issued ...................                  2,147,796         22,562,869
Shares redeemed ................                   (690,623)        (7,231,726)
                                                 ----------       ------------
Net increase ...................                  1,457,173       $ 15,331,143
                                                 ==========       ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended July 31, 1998                                   Shares           Amount
-------------------------------------------------------------------------------
Shares sold .....................                    762,178       $  7,918,934
Automatic conversion
of shares .......................                     44,259            459,536
Shares issued to shareholders
in reinvestment of dividends ....                     43,073            446,045
                                                  ----------       ------------
Total issued ....................                    849,510          8,824,515
Shares redeemed .................                   (399,214)        (4,142,620)
                                                  ----------       ------------
Net increase ....................                    450,296       $  4,681,895
                                                  ==========       ============
-------------------------------------------------------------------------------

5. Capital Loss Carryforward:

At July 31, 1998, the Fund had a capital loss carryforward of approximately $12,540,000, of which $10,264,000 expires in 2003 and $2,276,000 expires in
2004. This amount will be available to offset like amounts of any future taxable gains.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Florida
Municipal Bond Fund
Merrill Lynch Multi-State
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011                                                          #16031--1/99

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